Expense Example - Natixis Sustainable Future 2045 Fund	Jun. 01, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	786
Expense Example, with Redemption, 5 Years	1,534
Expense Example, with Redemption, 10 Years	3,512
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	811
Expense Example, with Redemption, 5 Years	1,579
Expense Example, with Redemption, 10 Years	$ 3,600